Vessels, net	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
5.          Vessels, net:

The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2024	$8,912,839	$(2,036,936)	$6,875,903
Depreciation	—	(286,021)	(286,021)
Balance June 30, 2025	$8,912,839	$(2,322,957)	$6,589,882

The Company reviewed its vessel for impairment and was not found to have an indication of impairment as the fair value was in excess of carrying value on June 30, 2025.